Standards Not Yet Adopted	12 Months Ended
Mar. 31, 2019
Standards Not Yet Adopted Abstract
Standards Not Yet Adopted
40	STANDARDS NOT YET ADOPTED

Standards, amendments and Interpretations to existing Standards that are not yet effective and have not been adopted early by the Group

At the date of authorization of these financial statements, several new, but not yet effective, accounting standards, amendments to existing standards, and interpretations have been published by the IASB. None of these standards, amendments or interpretations have been adopted early by the Group.

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations neither adopted nor listed below have not been disclosed as they are not expected to have a material impact on the Group’s financial statements.

IFRS 16 “Leases”

IFRS 16 will replace IAS 17 ‘Leases’ and three related Interpretations. IFRS 16 Leases provides a unified model for all leases, whether they shall require recognition of liabilities with corresponding right-of-use assets in the consolidated statement of financial position. With respect to the cash flow statement, the portion of the annual lease payments recognized as a reduction of the lease liability will be recognized as an outflow from financing activities, which currently is fully recognized as an outflow from operating activities. There are two important reliefs provided by IFRS 16 for assets of low value and short-term leases of less than 12 months. IFRS 16 is effective from periods beginning on or after January 1, 2019 and considering that the Company follows April to March financial year, it is effective for the Company for financial years beginning on April 1, 2019. Early adoption is permitted; however, the Group have decided not to early adopt.

Management is in the process of assessing the full impact of the Standard. So far, the Group:

a)	believes that the most significant impact will be that the Group will need to recognize a right of use asset and a lease liability for the office buildings currently treated as operating leases. At March 31, 2019, the future minimum lease payments on leases which will require on-balance sheet treatment amounted to $1,848. This will mean that the nature of the expense of the above cost will change from being an operating lease expense to depreciation and interest expense.
b)	concludes that there will not be a significant impact to the finance leases currently held on the statement of financial position
c)	is planning to adopt IFRS 16 on April 1, 2019 using the standard’s modified retrospective approach. Under this approach the cumulative effect of initially applying IFRS 16 is recognized as an adjustment to equity at the date of initial application. Comparative information is not restated. Choosing this transition approach results in further policy decisions the Group need to make as there are several other transitional reliefs that can be applied. These relate to those leases previously held as operating leases and can be applied on a lease-by-lease basis. Considering such reliefs, the Group has tentatively decided to not consider initial direct costs on leases outstanding on April 1, 2019, and use as discount rate, the incremental borrowing rate as at April 1, 2019 for existing leases. Further, the Group has tentatively decided to use the approach that allows the right-of-use asset to be recognized at an amount equal to the liability as at the date of initial application. Based on such approach the additional liability and asset as April 1, 2019 shall be around $1,590.

These impacts are based on the assessments undertaken to date. The exact financial impacts of the accounting changes of adopting IFRS 16 at April 1, 2019 may be revised.

IFRIC 23 – “Uncertainty over Income Tax Treatments”

In June 2017, the IFRIC issued IFRIC 23 – “Uncertainty over Income Tax Treatments” (“IFRIC 23”) to clarify the accounting for uncertainties in income taxes, by specifically addressing the following:

•	the determination of whether to consider each uncertain tax treatment separately or together with one or more uncertain tax treatments;
•	the assumptions an entity makes about the examination of tax treatments by taxations authorities;
•	the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates where there is an uncertainty regarding the treatment of an item; and
•	the reassessment of judgements and estimates if facts and circumstances change.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted.

On initial application, the requirements are to be applied by recognizing the cumulative effect of initially applying them in retained earnings, or in other appropriate components of equity, at the start of the reporting period in which an entity first applies them, without adjusting comparative information. Full retrospective application is permitted, if an entity can do so without using hindsight.

The Company expect the adoption of this standard will have no material impact on its consolidated financial statements.

IAS 19 – “Employee Benefits”

In February 2018, the IASB issued amendments to IAS 19 – “Employee Benefits” regarding plan amendments, curtailments and settlements. The amendments are as follows:

•	If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement;

•	In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding asset ceiling.

The above amendments are effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted but must be disclosed.

The Company expects the adoption of these amendments will have no material impact on its consolidated financial statements.

IFRS 3 “Business Combinations”

In October 2018, the IASB issued amendments to IFRS 3 “Business Combinations” regarding the definition of a “Business.” The amendments:

•	clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

•	narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;

•	add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;

•	remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs; and

•	add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The above amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

IAS 1 “Presentation of Financial Statements”

In October 2018, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” (“IAS 1”) and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” (“IAS 8”) which revised the definition of “Material.” Three aspects of the new definition should especially be noted, as described below:

•	Obscuring: The existing definition only focused on omitting or misstating information, however, the Board concluded that obscuring material information with information that can be omitted can have a similar effect. Although the term obscuring is new in the definition, it was already part of IAS 1 (IAS 1.30A);

•	Could reasonably be expected to influence: The existing definition referred to “could influence” which the Board felt might be understood as requiring too much information as almost anything “could influence” the decisions of some users even if the possibility is remote;

•	Primary users: The existing definition referred only to ‘users’ which again the Board feared might be understood too broadly as requiring them to consider all possible users of financial statements when deciding what information to disclose.

The amendments highlight five ways in which material information can be obscured:

•	if the language regarding a material item, transaction or other event is vague or unclear;

•	if information regarding a material item, transaction or other event is scattered in different places in the financial statements;

•	if dissimilar items, transactions or other events are inappropriately aggregated;

•	if similar items, transactions or other events are inappropriately disaggregated; and

•	if material information is hidden by immaterial information to the extent that it becomes unclear what information is material.

The new definition of material and the accompanying explanatory paragraphs are contained in IAS 1. The definition of material in IAS 8 has been replaced with a reference to IAS 1.

The amendments are effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.

The Company is currently evaluating the impact of these amendments on its consolidated financial statements.